Stock Plan (Tables)	9 Months Ended
Sep. 30, 2015
Equity [Abstract]
Schedule of stock option activity

Stock Options

Activity under the 2007 Plan and 2015 Plan is as follows:

		Options Outstanding
	Shares Available for Grant	Number of Shares Subject to Options	Weighted– Average Exercise Price	Aggregate Intrinsic Value
	(in thousands)			(in thousands)
Balance—December 31, 2011	4,786	18,116	$0.05	$
Granted	(3,664)	3,664	0.13
Exercised	—	(137)	0.03	$3
Canceled	696	(696)	0.03

Balance—December 31, 2012	1,818	20,947	0.06
Authorized	3,975	—	—
Granted	(6,476)	6,476	0.61
Exercised	—	(3,283)	0.05	$1,111
Canceled	736	(736)	0.16

Balance—December 31, 2013	53	23,404	0.21
Authorized	24,900	—	—
Granted	(22,094)	22,094	3.25
Exercised	—	(735)	0.14	$3,001
Canceled	765	(765)	0.95

Balance—December 31, 2014	3,624	43,998	1.72	$207,863

Authorized (unaudited)	9,115	—
Granted (unaudited)	(9,061)	6,948	10.67
Exercised (unaudited)	—	(1,215)	0.78	$28,694
Canceled (unaudited)	1,092	(1,076)	3.16

Balance—September 30, 2015 (unaudited)	4,770	48,655	2.99	$1,688,589

Options exercisable—December 31, 2014		16,577	0.18	$104,027

Options vested and expected to vest— December 31, 2014		41,411	1.67	$197,803

Options exercisable—September 30, 2015 (unaudited)		22,704	0.73	$839,143

Options vested and expected to vest—September 30, 2015 (unaudited)		47,634	2.94	$1,655,571

Schedule of restricted stock unit activity

RSU activity under the equity incentive plans is as follows:

	RSUs Outstanding	Weighted- Average Grant Date Fair Value
	(in thousands)
Unvested balance—December 31, 2014	—	$—
Granted	2,113	35.02
Forfeited or canceled	(16)	36.43

Unvested balance—September 30, 2015	2,097	35.01

Schedule of stock-based compensation expense

Total stock-based compensation recognized was as follows (in thousands):

	Year Ended December 31,			Nine Months Ended September 30,
	2012	2013	2014	2014	2015
				(unaudited)
Cost of revenue	$15	$37	$890	$534	$2,622
Research and development	62	288	2,350	1,157	10,910
Sales and marketing	29	204	1,295	649	5,080
General and administrative	26	91	2,269	1,105	7,072

Total stock-based compensation expense	$132	$620	$6,804	$3,445	$25,684

Schedule of options valuation assumptions

The fair value of the stock option awards granted to employees was estimated at the date of grant using a Black-Scholes option-pricing model with the following assumptions:

	Year Ended December 31,			Nine Months Ended September 30,
	2012	2013	2014	2014(1)	2015
				(unaudited)
Expected term (in years)	6.25	6.00 – 6.25	6.25	6.25	6.25
Volatility	60.0% – 60.62%	60.57% – 62.03%	54.83% – 60.94%	53.86% – 60.94%	52.74% – 56.90%
Risk-free interest rate	0.95% – 1.17%	1.04% – 1.93%	1.73% – 2.04%	1.73% – 2.04%	1.51% – 1.88%
Dividend yield	—%	—%	—%	—%	—%